UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net income (loss) from continuing operations	$ (134)	$ 13
Net income (loss) from discontinued operations	0	(40)
Net income (loss)	(134)	(27)
Adjusted for the following items:
Equity accounted earnings, net of distributions	7	9
Impairment expense (reversal), net	2	7
Depreciation and amortization expense	390	554
Gain on acquisitions/dispositions, net	0	(101)
Provisions and other items	48	(156)
Deferred income tax expense (recovery)	(109)	(61)
Remeasurement of exchangeable and class B shares	(126)	20
Changes in non-cash working capital, net	(97)	(314)
Cash from (used in) operating activities	(19)	(69)
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	702	845
Repayment of non-recourse borrowings in subsidiaries of the company	(817)	(617)
Proceeds from other financing	52	53
Repayment of other financing	(56)	(57)
Lease liability repayment	(35)	(62)
Capital provided by others who have interests in operating subsidiaries	15	942
Distributions to exchangeable shareholders	(9)	(9)
Proceeds from Brookfield Business Partners	401	97
Payment to Brookfield Business Partners	(2)	(309)
Distributions and capital paid to others who have interests in operating subsidiaries	(17)	(1,122)
Cash from (used in) financing activities	234	(239)
Acquisitions
Subsidiaries, net of cash acquired	(35)	0
Property, plant and equipment and intangible assets	(154)	(333)
Financial assets and other	0	(2)
Dispositions
Subsidiaries, net of cash disposed	0	700
Property, plant and equipment and intangible assets	1	12
Financial assets and other	2	3
Net settlement of derivative assets and liabilities	(3)	(10)
Restricted cash and deposits	18	5
Cash from (used in) investing activities	(171)	375
Cash and cash equivalents
Change during the period	44	67
Impact of foreign exchange	(62)	33
Balance, beginning of year	772	736
Balance, end of period	$ 754	$ 836